Subsequent Events (Details)	6 Months Ended
Sep. 30, 2021 shares
Subsequent Events [Abstract]
Reserved ordinary shares	2,325,000
Equity incentive plan, description	Pursuant to the Equity Incentive Plan, the Company issued 2,084,005 ordinary shares to its management on September 29, 2021 and cancelled 738,861 ordinary shares on October 29, 2021. On October 14, 2021 and November 5, 2021, the Company issued 120,000 ordinary shares and 859,856 ordinary shares pursuant to the Equity Incentive Plan, respectively.